Financial instruments by category	12 Months Ended
Dec. 31, 2024
Financial instruments by category
Financial instruments by category

11.Financial instruments by category

The Group holds the following financial instruments:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Assets as per consolidated statements of financial position
Financial assets measured at fair value
—Financial assets at fair value through profit or loss	104,952	3,205
—Financial assets at fair value through other comprehensive income	104,970	195,789
	209,922	198,994
Financial assets measured at amortized cost
—Cash and cash equivalents	436,242	126,614
—Trade receivables	73,144	44,506
—Financial assets included in other receivables and deposits	137,801	9,261
—Other financial assets	128,616	9,129
	775,803	189,510
	985,725	388,504

Liabilities as per consolidated statements of financial position
Financial liabilities measured at fair value
—Convertible bonds	272,684	241,524
Financial liabilities measured at amortized cost
—Bank borrowings	754,774	824,045
—Lease liabilities	14,090	4,552
—Trade payables	152,066	104,224
—Financial liabilities included in other payables and accruals	186,179	137,401
	1,107,109	1,070,222
	1,379,793	1,311,746